AUTHORISED AND ISSUED SHARE CAPITAL - Additional Information (Details) - Ordinary shares - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP (in shares)	277,825	39,769	490,646
Market value of the ordinary shares of the Company held by the ESOP	£ 0.9	£ 0.3	£ 4.0
Number of ordinary shares held in treasury (in shares)	12,591,893	12,591,893	66,675,497
Ordinary shares held in treasury at market value	£ 42.0	£ 104.0	£ 502.0